Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from operating activities:
Net income	$ 3,685,000	$ 3,568,968
Adjustment to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	88,175	59,461
Depreciation of right-of-use assets	94,865	122,753
Write off of property, plant and equipment	48,399
Early termination of lease	(1,750)
Change in fair value of derivative	109,346	(291,860)
Changes in operating assets and liabilities
Accounts receivable	(402,941)	(1,334,210)
Prepayments and other current assets	3,580,806	(3,765,499)
Due from related parties	1,509,988	(723,697)
Accounts payable	(5,644,677)	228,653
Accrued expenses and other liabilities	78,242	30,878
Derivatives	291,860	(262,310)
Lease liabilities	(83,859)	(112,685)
Taxes payable	145,679	(27,029)
Net cash provided by (used in) operating activities	3,499,133	(2,506,577)
Cash flows from investing activities:
Purchase of property, plant and equipment	(373,111)	(19,153)
Net cash (used in) provided by investing activities	(373,111)	(19,153)
Cash flows from financing activities:
Deferred offering costs	(1,128,453)
Net cash used in financing activities	(1,128,453)
Net increase (decrease) in cash	1,997,569	(2,525,730)
Cash at the beginning of the year	3,035,321	5,561,051
Cash at the end of the year	5,032,890	3,035,321
Cash paid during the year for:
Interest	261,703	7,987
Income taxes	668,790	683,350
NON-CASH TRANSACTION OF INVESTING AND FINANCING ACTIVITIES
Assignment of an amount due from a director, Mr. Teck Lim Chia (“Mr. Chia”), to a related party, controlled by Mr. Chia		513,055
Operating lease right-of-use asset and lease liability	$ 370,439